UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2011

Date of reporting period:	10/31/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	OCTOBER 31,2010

Prudential Muni High Income Fund

Fund Type Municipal bond Objective Maximum amount of income that is eligible for exclusion from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

December 15, 2010

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Muni High Income Fund

Prudential Muni High Income Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.91%; Class B, 1.11%; Class C, 1.61%; Class Z, 0.61%. Net operating expenses: Class A, 0.86%; Class B, 1.11%; Class C, 1.45%; Class Z, 0.61%, after contractual reduction through 8/31/2011 for Class A and 8/31/2010 for Class C.

Cumulative Total Returns (Without Sales Charges) as of 10/31/10
	Six Months	One Year	Five Years	Ten Years
Class A	5.58%	11.23%	23.78%	64.50%
Class B	5.34	10.85	22.27	60.45
Class C	5.17	10.65	20.79	56.56
Class Z	5.61	11.53	25.44	68.83
Barclays Capital Muni Bond Index	3.95	7.78	28.84	72.25
Barclays Capital Non-Investment-Grade Muni Bond Index	6.71	13.86	20.95	71.80
Lipper Average	5.56	11.38	14.13	54.43

Average Annual Total Returns (With Sales Charges) as of 9/30/10
		One Year	Five Years	Ten Years
Class A		4.19%	3.30%	4.62%
Class B		3.27	3.75	4.80
Class C		6.99	3.67	4.54
Class Z		8.83	4.45	5.33
Barclays Capital Muni Bond Index		5.81	5.13	5.73
Barclays Capital Non-Investment-Grade Muni Bond Index		12.14	3.74	5.53
Lipper Average		8.67	2.48	4.44

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Under certain circumstances, Class A

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shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

The Barclays Capital Municipal (Muni) Bond Index

The Barclays Capital Municipal (Muni) Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

The Barclays Capital Non-Investment-Grade Municipal (Muni) Bond Index

The Barclays Capital Non-Investment-Grade Municipal (Muni) Bond Index is an unmanaged index of non-rated or Ba1 or below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed. The bonds in this index must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must also be dated after December 31, 1990, and be at least one year from their maturity date. The inception date of the Barclays Capital Non-Investment-Grade Muni Bond Index is October 1995.

The Lipper High Yield Municipal Debt Funds Average

The Lipper High Yield Municipal Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Yield Municipal Debt Funds category for the periods noted. Funds in the Lipper Average invest at least 50% of their assets in lower-rated municipal debt issues.

Investors cannot invest directly in an index or average. The returns for the Barclays Capital Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distribution and Yields as of 10/31/10
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent Yield* at Tax Rates of
			33%	35%
Class A	$0.24	4.15%	6.54%	6.74%
Class B	0.23	4.07	6.41	6.61
Class C	0.21	3.57	5.63	5.80
Class Z	0.25	4.58	7.22	7.44

*Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Prudential Muni High Income Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 10/31/10
Sacramento (CA) Cnty. Santn. Dist. Fing. Auth. Rev., Var. Rfdg., Sub. Lien Santn. Dist., Ser. D., F.R.D.D. 0.280%, 12/01/39	1.7%
Sacramento (CA) Cnty. Santn. Dist. Fing. Auth. Rev., Var. Rfdg., Sub. Lien Santn. Dist., Ser. A, F.R.D.D. 0.280%, 12/01/36	1.6
Foothill/Eastern (CA) Trans. Corridor Agcy. Toll Rd. Rev., Convertible C.A.B.S., Converted to Fixed on 07/15/09, 5.875%, 01/15/28	1.1
New Jersey (NJ) Econ. Dev. Auth. Rev., Continental Airlines, Inc., Proj., Spec. Facs. Rev., A.M.T., 6.250%, 09/15/29	1.0
Metro. Pier & Expo. (IL) Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, NATL, 5.250%, 06/15/42	1.0

Holdings are subject to change.

Credit Quality* expressed as a percentage of net assets as of 10/31/10
Aaa	2.0%
Aa	6.6
A	29.3
Baa	33.2
Ba	4.8
B	3.2
Caa	2.4
Less than Caa	0.4
Not Rated	17.0
Total Investments	98.9
Other assets in excess of liabilities	1.1
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2010, at the beginning of the period, and held through the six-month period ended October 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Muni High Income Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Muni High Income Fund		Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,055.80	0.86%	$4.46
	Hypothetical	$1,000.00	$1,020.87	0.86%	$4.38

Class B	Actual	$1,000.00	$1,053.40	1.11%	$5.75
	Hypothetical	$1,000.00	$1,019.61	1.11%	$5.65

Class C	Actual	$1,000.00	$1,051.70	1.45%	$7.50
	Hypothetical	$1,000.00	$1,017.90	1.45%	$7.38

Class Z	Actual	$1,000.00	$1,056.10	0.61%	$3.16
	Hypothetical	$1,000.00	$1,022.13	0.61%	$3.11

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equalto the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2010, and divided by the 365 days in the Fund’s fiscal year ending April 30, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of October 31, 2010 (Unaudited)

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 95.1%

Alabama 0.6%
Cullman Cnty., Healthcare Auth., Cullman Reg. Med. Ctr., Ser. A	Baa3	7.000%	02/01/36	$1,000	$1,060,430
Selma Indl. Dev. Brd. Rev., Gulf Opportunity Zone, Intl. Paper Co.,
Ser. A	Baa3	5.800	05/01/34	1,000	1,044,550
Ser. A	BBB(b)	6.250	11/01/33	1,750	1,874,565

					3,979,545

Arizona 3.4%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. D	A+(b)	5.500	01/01/38	2,500	2,621,950
Coconino Cnty. Poll. Ctrl. Corp. Rev., Tucson Elec. Pwr., Navajo, Ser. A, A.M.T.	Baa3	7.125	10/01/32	5,000	5,007,550
Maricopa Cnty. Indl. Dev. Auth. Hlth. Facs. Rev., Catholic Healthcare. West, Ser. A	A2	5.250	07/01/32	2,500	2,561,975
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co., Ser. B	Baa2	7.250	04/01/40	1,500	1,726,260
South. Calif. Edison Co., Rfdg. Rmkt., Ser. A	A1	5.000	06/01/35	1,250	1,277,662
Pima Cnty. Indl. Dev. Auth. Rev., Ed. Fac.-P.L.C. Charter Sch. Proj.	NR	6.750	04/01/36	1,500	1,407,585
Tucson Elec. Pwr. Co.	Baa3	5.750	09/01/29	1,000	1,033,380
Tucson Elec. Pwr. Co., San Juan, Ser. A	Baa3	4.950	10/01/20	1,000	1,057,820
Tucson Elec. Pwr. Co., Ser. A	Baa3	5.250	10/01/40	1,000	995,470
Pinal Cnty. Correct. Facs. Rev., Florence West Prison Proj., Ser. A, A.C.A.	BBB(b)	5.250	10/01/19	3,135	3,161,836

					20,851,488

California 11.9%
California Cnty. Tob. Sec. Agcy. Tob. Conv. Bonds Asset Bkd., Ser. B	NR	5.100	06/01/28	1,750	1,587,268
California Hlth. Facs. Fing. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	A1	5.750	07/01/39	1,000	1,063,020

See Notes to Financial Statements.

Prudential Muni High Income Fund	7

Portfolio of Investments

as of October 31, 2010 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

California (cont’d.)
California Muni. Fin. Auth. Rev. Eisenhower Med. Ctr. Ser. A	Baa1	5.750%	07/01/40	$500	$506,245
California Poll. Ctrl. Fin. Auth. Solid Wste. Disp. Rev., Wste. Mgmt., Inc. PJ-Ser. B, A.M.T.	BBB(b)	5.000	07/01/27	1,000	1,014,660
California Poll. Ctrl. Fin. Auth. Wtr. Facs. Rev., Amer. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250	08/01/40	500	505,665
California St., GO	A1	6.000	04/01/38	3,500	3,900,855
Var. Purp., GO	A1	5.000	10/01/29	1,500	1,544,550
Var. Purp., GO	A1	5.500	11/01/39	1,000	1,060,450
Var. Purp., GO	A1	6.000	11/01/39	1,500	1,680,420
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj.,
Ser. A-1	A2	6.000	03/01/35	1,500	1,599,195
Ser. G-1	A2	5.750	10/01/30	750	793,373
Ser. I-1	A2	6.375	11/01/34	750	822,052
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth. Oblig. Grp.	A+(b)	5.000	11/01/40	800	795,072
John Muir Hlth.	A1	5.125	07/01/39	500	502,225
Sch. Fac., Aspire Pub. Sch.	NR	6.000	07/01/30	1,000	1,029,810
Sr. Living Southn. Calif. Presbyterian Homes	BBB(b)	7.250	11/15/41	500	550,080
Capistrano Unif. Sch. Dist. Cmnty. Facs., Rev. Talega Cmnty. Facs. Dist. #90-2	NR	6.000	09/01/33	1,000	1,005,070
Chico Redev. Agcy. Tax Alloc. Chico Amedned & Merged Redev., A.M.B.A.C.	A+(b)	5.000	04/01/30	2,000	1,958,560
City of Chula Vista Indl. Dev. Rev., San Diego Gas, A.M.T.	Aa3	5.000	12/01/27	1,000	1,033,700
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev., Convertible C.A.B.S., Converted to Fixed on 07/15/09	Baa3	5.875	01/15/28	6,700	6,799,763
Golden St. Tob. Secur. Corp. Tob. Settlement Rev.,
Asset Bkd., Ser. A	A2	5.000	06/01/45	1,000	943,570
Asset Bkd., Sr., Ser. A-1	Baa3	5.750	06/01/47	6,515	5,183,790

See Notes to Financial Statements.

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Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

California (cont’d.)
Lake Elsinore Spl. Tax Cmnty. Facs. Dist.-2-Area A-A	NR	5.450%	09/01/36	$1,500	$1,365,900
Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth. Rev., Twelve Bridges	NR	6.200	09/02/25	3,330	3,349,447
Los Angeles Regional Arpts. Impt. Corp. Lse. Rev., American Airlines, Inc., A.M.T.	Caa2	7.500	12/01/24	3,000	3,049,080
M-S-R Energy Auth. Calif.,
Ser. A	A(b)	6.500	11/01/39	2,000	2,336,940
Ser. A	A(b)	7.000	11/01/34	1,650	2,023,313
Ser. B	A(b)	6.500	11/01/39	2,000	2,336,940
Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2, The Oaks Impt. Area, Ser. A	NR	5.900	09/01/27	1,000	990,440
Orange Cnty, Loc. Trans. Auth. Sales Tax Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa2	6.200	02/14/11	3,400	3,433,864
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01-2, Avalon Ser. A	NR	6.250	09/01/23	3,000	3,073,530
Port of Oakland, Unrefunded Balance, Ser. K, A.M.T., NATL	A2	5.875	11/01/30	4,960	4,963,670
Rancho Cordova Cmnty. Facs. Dist., Tax No. 2003-1, Sunridge Anatolia	NR	6.000	09/01/33	1,000	991,310
Sunridge Anatolia	NR	6.100	09/01/37	1,980	1,974,614
Riverside Cnty. Calif. Redev. Agy. Tax. Alloc. Intst. 215. Corridor Ser. E	Baa2	6.500	10/01/40	2,000	2,099,760
Saugus Unif. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 2002-1	NR	6.000	09/01/33	1,800	1,801,224
South Bayside Wste. Mgmt. Auth. Calif. Solid Wste. Enterprise Shoreway Environmental, Ser. A	A3	6.000	09/01/36	500	526,930
Torrance Calif. Rev., Torrance Mem. Med. Ctrs., Ser. A	A2	5.000	09/01/40	500	494,610
Tustin Cnty. Redev. Agy. Tax Alloc. MCAS Tustin Redev. Proj. Area	A(b)	5.000	09/01/40	1,000	952,330
Vernon California Elec. Sys. Rev., Ser. A	A3	5.125	08/01/21	1,500	1,577,205
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR	5.300	09/01/36	1,000	754,350

					73,974,850

See Notes to Financial Statements.

Prudential Muni High Income Fund	9

Portfolio of Investments

as of October 31, 2010 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Colorado 1.5%
Colorado Hlth. Facs. Auth. Rev., Adventist Hlth. Sunbelt Ser. D, Rfdg.	Aa3	5.250%	11/15/35	$2,500	$2,549,175
Christian Living Cmntys. Proj., Ser. A	NR	5.750	01/01/37	1,500	1,343,685
Valley View Assn. Proj.	BBB(b)	5.125	05/15/37	1,240	1,198,956
Colorado Springs Memorial Hosp. Rev., Unrefunded balance	A3	6.375	12/15/30	1,260	1,253,889
E-470 Pub. Hwy. Auth. Rev. Ser. C	Baa2	5.375	09/01/26	1,000	1,007,910
Pub. Auth. Energy Nat. Gas Pur. Rev.	A2	6.500	11/15/38	1,500	1,756,350

					9,109,965

Connecticut 1.0%
Connecticut St. Dev. Auth. Poll. Rev., Conn. Lt. & Pwr. B, A.M.T.	Baa1	5.950	09/01/28	1,500	1,537,500
Connecticut St. Dev. Auth. Solid Wste. Disp. Facs. Rev., PSEG Pwr. LLC Proj., Ser. A, A.M.T.	Baa1	5.750	11/01/37	1,600	1,613,520
Hamden Fac. Rev., Whitney Ctr. Proj., Ser. A	NR	7.750	01/01/43	1,000	1,087,380
Harbor Point Infrastructure Impt. Dist. Spl. Oblig. Rev., Harbor Point Proj., Ser. A	NR	7.875	04/01/39	2,000	2,149,500

					6,387,900

Delaware 0.6%
Delaware St. Econ. Dev. Auth. Rev., Exempt Fac. Indian River Pwr., Gty. Agmt. - NRG Energy, Inc.	Baa3	5.375	10/01/45	1,500	1,494,060
Rfdg. Gas Facs., Delmarva Pwr.	Baa2	5.400	02/01/31	1,000	1,039,900
Delaware St. Hlth. Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	Ba3	5.000	06/01/30	2,000	1,460,800

					3,994,760

District of Columbia 0.3%
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, A.M.T.	Aa3	5.250	10/01/27	1,500	1,587,540

Florida 5.3%
Citizens Ppty. Ins. Corp., Sr. Secd., High Act	A2	6.000	06/01/16	1,500	1,682,745

See Notes to Financial Statements.

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Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Florida (cont’d.)
Florida Dev. Fin. Corp. Edl. Facs. Rev., Renaissance Charter Sch., Ser. A	NR	6.000%	09/15/40	$1,750	$1,747,445
Greater Orlando Aviation Auth., Orlando Arpt. Fac. Rev., Spl. Purp. - Jetblue Airways Corp., A.M.T.	NR	6.375	11/15/26	3,000	2,927,910
Spl. Purp. - Jetblue Airways Corp., A.M.T.	NR	6.500	11/15/36	2,000	1,946,140
Highlands Cmnty. Dev.
Dist. Spl. Assmt.
(original cost $400,000; purchased 10/06/05)(d)(e)(f)	NR	5.550	05/01/36	400	223,192
Hillsborough Cnty. Indl. Dev. Auth. Rev., Hlth. Facs., Univ. Cmnty. Hosp., Ser. B (Prerefunded 08/15/19)(g)	NR	8.000	08/15/32	1,000	1,420,470
Tampa Electric	Baa1	5.650	05/15/18	1,000	1,137,200
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.	NR	5.750	05/01/36	1,890	1,093,592
Jacksonville Aviation Auth. Rev., A.M.B.A.C., A.M.T.	A2	5.000	10/01/26	2,000	2,026,500
Jacksonville Econ. Dev., Anheuser Busch Co., Ser. B, A.M.T.	Baa2	4.750	03/01/47	2,500	2,284,400
Gerdau Ameristeel U.S., Inc., A.M.T.	Ba1	5.300	05/01/37	3,000	2,638,830
Miami Beach Hlth. Facs. Auth. Hosp. Rev., Mount Sinai Med. Ctr., Ser. A	Ba1	6.700	11/15/19	1,000	1,024,600
Miami Dade Cnty. Expwy. Auth., Ser. A	A3	5.000	07/01/40	1,000	1,017,590
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A (original cost $1,360,000;
purchased 06/17/05)(d)(e)(f)	NR	5.400	05/01/36	1,360	326,536
Reunion West Cmnty. Dev. Dist. Spec. Assmt.(e)	NR	6.250	05/01/36	1,420	774,397
St. Johns. Cnty. Fla. Indl. Dev. Auth. Rev., Presbyterian Retirement Ser. A	NR	6.000	08/01/45	1,000	1,024,360
St. Petersburg Hlth. Facs. Auth. Rev., All Childrens Hosp.	A1	6.500	11/15/39	1,500	1,679,430
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	A1	5.625	07/01/39	1,000	1,052,090

See Notes to Financial Statements.

Prudential Muni High Income Fund	11

Portfolio of Investments

as of October 31, 2010 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Florida (cont’d.)
Seminole Tribe Spl. Oblig. Rev., Ser. A, 144A	Ba2	5.500%	10/01/24	$1,000	$991,420
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp.	A2	5.250	10/01/34	1,250	1,260,113
South Lake Hosp., Ser. A	Baa2	6.250	04/01/39	1,910	2,020,990
Village Cmnty. Dev. Dist No. 8. Fla. Spl. Assmt. Rev., Rfdg., Phase II	NR	6.125	05/01/39	2,780	2,835,127

					33,135,077

Georgia 1.3%
Burke Cnty. Dev. Auth. Poll. Rev., Oglethorpe Pwr. - Vogtle Proj., Ser. B	Baa1	5.500	01/01/33	1,000	1,053,140
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines,
Ser. A	CCC+(b)	8.750	06/01/29	2,000	2,312,560
Ser. B, A.M.T.	CCC+(b)	9.000	06/01/35	1,000	1,090,300
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR	6.125	02/15/34	1,200	1,104,780
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aa2	6.150	02/01/20	1,000	1,235,010
Marietta Development Auth. Rev., Life Univ.	Ba3	7.000	06/15/39	1,000	1,013,420

					7,809,210

Guam 0.2%
Guam Govt., Ser. A	B+(b)	7.000	11/15/39	1,000	1,120,410

Hawaii 0.6%
Hawaii Pac. Hlth. Rev., Spl. Purp.	A3	5.750	07/01/40	500	517,580
Spl. Purp. Ser. B	A3	5.500	07/01/40	1,000	988,380
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev., 15 Craigside Proj.	NR	9.000	11/15/44	1,000	1,153,340
Hawaiian Elec. Co.	Baa1	6.500	07/01/39	1,000	1,105,160

					3,764,460

Idaho 0.4%
Idaho Hlth. Facs. Auth. Rev., St. Lukes Hlth. Sys. Proj., Ser. A	A2	6.750	11/01/37	1,000	1,123,410

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Idaho (cont’d.)
Idaho Hsg. & Fin. Assn. Rev., North Star Charter Sch. Proj.	BB(b)	9.500%	07/01/39	$1,000	$1,167,400

					2,290,810

Illinois 8.7%
Gilberts Spec. Svcs. Area No. 9, Spec. Tax, Big Timber Proj. (Prerefunded 03/01/11)(g)	AAA(b)	7.750	03/01/27	5,000	5,223,950
Illinois Fin. Auth. Rev., American Water Cap. Corp. Proj.	Baa2	5.250	10/01/39	3,150	3,208,275
Cent. Dupage Health, Ser. B	AA(b)	5.500	11/01/39	1,500	1,592,940
Friendship Vlg. Schaumburg, Ser. A	NR	5.625	02/15/37	1,000	825,000
Illinois Inst. of Technology, Ser. A	Baa2	5.000	04/01/31	2,500	2,307,300
Illinois Inst. of Technology, Ser. A	Baa2	5.000	04/01/36	5,000	4,493,950
Little Co. Mary Hosp. & Hlth.	A+(b)	5.375	08/15/40	1,500	1,474,710
Navistar Intl. Recovery Zone Fac., Gty. Agmt. Navistar, Inc.	B1	6.500	10/15/40	1,000	1,037,510
NorthWestern Mem. Hosp., Ser. A	Aa2	6.000	08/15/39	1,500	1,671,030
Provena Hlth., Ser. A	Baa1	6.000	05/01/28	1,500	1,533,765
Provena Hlth., Ser. A	Baa1	7.750	08/15/34	1,000	1,168,030
Rush Univ. Med. Ctr. Oblig. Grp., Ser. A	A3	7.250	11/01/38	3,405	3,876,456
Rush Univ. Med. Ctr., Ser. C	A3	6.625	11/01/39	1,000	1,096,950
Silver Cross & Med. Ctrs.	BBB(b)	7.000	08/15/44	3,000	3,347,790
Student Hsg., Rfdg. Edl. Advancement Fd., Inc. Ser. B	Baa3	5.000	05/01/30	5,000	4,669,150
Swedish Covenant, Ser. A	BBB+(b)	6.000	08/15/38	1,500	1,533,060
Illinois Hlth. Facs. Auth. Rev., Lake Forest Hosp., Ser. A	Aa2	6.250	07/01/22	4,200	4,385,766
Kane & De Kalb Cntys. Sch. Dist., No. 301, A.M.B.A.C., C.A.B.S., GO	NR	2.130(h)	12/01/11	3,360	3,283,829
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, NATL	A2	5.250	06/15/42	6,000	6,056,700
Round Lake Rev., Lakewood Spl. Tax #1 (Prerefunded 03/01/13)(g)	NR	6.700	03/01/33	1,000	1,134,770

					53,920,931

Indiana 2.1%
Indiana Hlth. & Edl. Fac. Fin. Auth. Hosp. Rev., Cmnty. Foundation Northwest Ind.	BBB(b)	5.500	03/01/37	2,000	2,010,460

See Notes to Financial Statements.

Prudential Muni High Income Fund	13

Portfolio of Investments

as of October 31, 2010 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Indiana (cont’d.)
Cmnty. Foundation Northwest Ind., Ser. A	BBB(b)	6.000%	03/01/34	$3,000	$3,073,650
Indiana St. Fin. Auth. Env. Facs. Rev., Duke Energy Ind., Ser. B	A(b)	6.000	08/01/39	1,000	1,103,670
Ind. Pwr. & Lt. Co., Ser. B	A3	4.900	01/01/16	1,500	1,645,335
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A	BBB-(b)	7.000	10/01/39	1,000	1,071,100
Rfdg. Impt., U.S. Steel Corp.	Ba2	6.000	12/01/26	1,000	1,064,410
Indiana St. Hsg. Fin. Auth. Singl. Fam. Mtge. Rev., Ser. B2, A.M.T., G.N.M.A./F.N.M.A.	Aaa	4.000	01/01/34	390	389,029
Indianapolis Ind. Loc. Pub. Impt. Bd. Bk. Wtrwks. Proj., Ser. A	A1	5.750	01/01/38	1,000	1,088,900
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	NR	5.800	09/01/47	1,500	1,398,975

					12,845,529
Iowa 0.5%
Altoona Urban Renewal Tax Rev., Annual Appr.	BBB+(b)	6.000	06/01/43	1,000	1,042,580
Iowa St. Fin. Auth. Healthcare., Facs. Rev., Mercy Hlth. Initiatives Proj. (Prerefunded 07/01/11)(g)	AAA(b)	9.250	07/01/25	1,960	2,123,523

					3,166,103

Kansas 0.4%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	Aa3	5.750	11/15/38	1,000	1,105,310
Wyandotte Cnty. Kans. City. Kans. Uni. Govt. Spl. Oblig. Rev., Cap. Apprec-Sales. Tax-Sub. Lien, Ser. B	NR	7.300(h)	06/01/21	2,500	1,401,775

					2,507,085

Kentucky 0.8%
Kentucky Economic Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Health Sys.	Baa2	6.375	06/01/40	3,500	3,709,580
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj.,
Ser. A	Baa2	6.250	06/01/39	500	549,775

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Kentucky (cont’d.)
Ser. B	Baa2	5.625%	09/01/39	$500	$524,985

					4,784,340

Louisiana 2.0%
Louisiana Loc. Govt. Envir. Facs. & Cmnty., Woman’s Hosp. Foundation, Ser. A	A3	6.000	10/01/44	2,000	2,057,100
Louisiana Pub. Facs. Auth. Rev.,
Entergy LA LLC Proj.	A3	5.000	06/01/30	1,000	1,007,100
Franciscan Missionaries Hosp. Rev.	A2	6.750	07/01/39	2,000	2,196,440
Refdg., Lafayette Gen. Mec. Ctr.	A3	5.500	11/01/40	500	508,510
Louisiana St. Citizens Ppty. Ins. Assmt. Rev., Ser. C, A.G.C.	Aa3	6.750	06/01/26	2,000	2,342,280
Tobacco Settlement Fing. Corp. Rev., Asset Bkd.,
Ser. 2001B	Baa3	5.500	05/15/30	1,300	1,314,092
Ser. 2001B	Baa3	5.875	05/15/39	3,000	3,026,940

					12,452,462

Maryland 0.8%
County of Frederick MD Spl. Oblig.
Sub. Urbana Cmnty. Dev. Auth., Ser. B	NR	5.500	07/01/40	2,860	2,851,449
Maryland Econ. Dev. Corp.,
Potomac Elect. Pwr. Co.	A3	6.200	09/01/22	1,000	1,176,350
Maryland St. Indl. Dev. Fin. Auth. Rev.,
Rfdg. Synagro. Baltimore, Ser. A, A.M.T.	NR	5.250	12/01/13	700	714,952

					4,742,751

Massachusetts 3.1%
Massachusetts St. Dev. Fin. Agcy. Rev.,
Alliance Hlth., Ser. A	NR	7.100	07/01/32	3,830	3,520,651
Carleton Willard Vlg.	A-(b)	5.625	12/01/30	400	408,972
Groves in Lincoln-Deacone, Sr. Living Fac. Rev., Ser. B1	NR	7.250	06/01/16	1,000	1,007,160
Linden Ponds, Inc. Fac., Ser. A
(original cost $1,020,130; purchased 07/20/07)(d)(f)	NR	5.750	11/15/42	1,000	698,070
Sold Wst. Disp. Rev., Dominion Energy
Brayton (Mandatory put date 05/01/19)	Baa2	5.750	12/01/42	1,000	1,105,380

See Notes to Financial Statements.

Prudential Muni High Income Fund	15

Portfolio of Investments

as of October 31, 2010 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Massachusetts (cont’d.)
Massachusetts St. Coll. Bldg., Auth. Rev., Proj. & Rfdg. Bonds, Ser. A	Aa1	7.500%	05/01/14	$1,750	$1,988,823
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev.,
Caritas Christi Oblig. Group, Rfdg., Ser. A	Baa2	5.750	07/01/28	2,000	1,928,920
Caritas Christi Oblig. Group, Rfdg., Ser. B	Baa2	6.750	07/01/16	3,595	3,755,804
Lowell Gen. Hosp., Ser. C	Baa1	5.125	07/01/35	2,000	1,943,940
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., NATL, A.M.T.	A3	5.000	07/01/32	3,000	2,937,600

					19,295,320
Michigan 3.9%
Detroit Mich. Distr. St. Aid, GO	Aa3	5.250	11/01/35	500	508,955
Detroit Mich. Sewer Disp. Rev.,
Sr. Lien Ser. B, A.G.C.	Aa3	7.500	07/01/33	1,000	1,218,580
Kalamazoo Hosp. Fin. Auth. Borgess Hosp. Fac. Rev., E.T.M., NATL(d)(g)(i)	Aaa	9.770	06/01/11	100	100,794
Kent Hosp. Fin. Auth. Rev.,
Metro. Hosp. Proj., Ser. A	BB+(b)	6.250	07/01/40	3,000	3,051,810
Michigan Pub. Edl. Facs. Auth. Rev.,
Rfdg. Ltd. Oblig.-Black River Sch.	NR	5.800	09/01/30	1,250	1,077,150
Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Hlth.	A1	5.750	11/15/39	1,000	1,034,150
Henry Ford Hlth. Sys. Rfdg., Ser. A	A1	5.250	11/15/46	3,000	2,994,120
McLaren Healthcare Corp.	Aa3	5.750	05/15/38	1,500	1,578,600
Michigan St. Strategic Fd. Ltd. Oblig. Rev.,
Detroit Ed., Rmkt.	A2	5.625	07/01/20	1,000	1,126,650
Dow Chemical, Ser. A-1, A.M.T. (Mandatory put date 06/02/14)	BBB-(b)	6.750	12/01/28	1,000	1,106,410
Dow Chemical, Ser. B-1	BBB-(b)	6.250	06/01/14	1,000	1,123,580
Michigan Strategic Fund Solid Wste. Disp. Rev., Wste. Mgmt., Inc., A.M.T.	BBB(b)	4.500	12/01/13	1,000	1,036,280
Royal Oak Mich. Hosp. Fin. Auth. Hosp. Rev.,
William Beaumont Hosp.	A1	8.250	09/01/39	2,150	2,584,429
William Beaumont Hosp., Ser. W	A1	6.000	08/01/39	1,000	1,035,680

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Michigan (cont’d.)
Summit Academy Pub. Sch., Academy Rev., Rfdg.	BB+(b)	6.250%	11/01/25	$2,060	$1,988,188
Summit Academy North Pub. Sch., Academy Rev., Rfdg.	BB+(b)	5.500	11/01/30	1,500	1,309,185
Wayne Charter Cnty. Mich. Bldg. Impt., Ser. A, GO	A2	6.750	11/01/39	1,000	1,070,690

					23,945,251
Minnesota 0.3%
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Proj.	Ba1	6.000	11/15/35	1,000	958,780
St. Paul Hsg. & Redev. Auth. Healthcare Rev., Allina Hlth. Sys., Ser A-1	A1	5.250	11/15/29	750	786,855

					1,745,635

Mississippi 0.2%
Warren County Gulf Opportunity Zone, Intl. Paper, Ser. A	BBB(b)	6.500	09/01/32	1,000	1,100,290

Missouri 0.2%
Manchester Tax Increment & Transn. Rev., Rfdg. Hwy 141, Manchester Rd. Proj.	NR	6.875	11/01/39	1,500	1,535,835

Nevada 0.6%
Clark Cnty. Arpt. Rev., Jet Aviation Fuel Tax,
Ser. C, A.M.B.A.C., A.M.T.	A1	5.375	07/01/16	1,000	1,064,620
Ser. C, A.M.B.A.C., A.M.T.	A1	5.375	07/01/17	1,000	1,057,600
Clark Cnty. Impvt. Dist. Rev., Impvt. Dist. No. 142, Loc. Impvt.	NR	6.100	08/01/18	1,870	1,864,091

					3,986,311

New Hampshire 0.5%
New Hampshire Hlth. & Ed. Facs. Auth. Rev., Dartmouth-Hitchcock	A+(b)	6.000	08/01/38	1,750	1,885,573
New Hampshire St. Business Fin. Auth. Poll. Ctrl. Rev., United Illuminating Co. Proj., A.M.T. (Mandatory put date 02/01/12)	Baa2	7.125	07/01/27	1,000	1,043,280

					2,928,853

See Notes to Financial Statements.

Prudential Muni High Income Fund	17

Portfolio of Investments

as of October 31, 2010 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New Jersey 7.1%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	NR	5.625%	01/01/38	$1,000	$891,860
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa3	5.500	06/15/24	1,000	1,001,010
Cigarrete Tax	Baa3	5.625	06/15/19	1,250	1,250,700
Cigarette Tax	Baa3	5.750	06/15/34	750	730,110
Continental Airlines, Inc. Proj., Spec. Facs. Rev., A.M.T.	B3	6.250	09/15/29	6,530	6,399,139
Continental Airlines, Inc., A.M.T.	B3	6.400	09/15/23	2,000	1,999,820
Cranes Mill Proj. First Mtge., Ser. A	NR	5.875	07/01/28	1,000	980,000
Franciscan Oaks Proj. First Mtge. Rfdg.,	NR	5.700	10/01/17	165	165,005
Gloucester Marine, Ser. B, A.M.T.	NR	6.875	01/01/37	3,000	2,685,090
Rfdg., NJ Amer. Wtr. Co., Ser. D, A.M.T.	A2	4.875	11/01/29	1,000	1,000,390
New Jersey Healthcare Facs. Fin. Auth. Rev.,
Rfdg., EF-Holy Name Med. Ctr.	Baa2	5.000	07/01/25	1,625	1,603,290
Rfdg., Hackensack Univ. Med.	Baa1	5.000	01/01/34	500	497,250
St. Josephs Healthcare Sys.	Ba1	6.625	07/01/38	3,000	3,145,530
Virtua Hlth.	A(b)	5.750	07/01/33	2,000	2,139,200
New Jersey St. Ed. Facs. Auth. UMDNJ Rfdg., EF-Univ. Med. & Dentistry, Ser. B	Baa1	7.500	12/01/32	1,000	1,160,640
New Jersey St. Transn. Tr. Fd. Sys. Auth.,
Ser. A	Aa3	5.500	12/15/23	2,000	2,331,180
Ser. A	Aa3	5.875	12/15/38	2,000	2,225,640
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income. Secs., Ser. B, A.M.B.A.C., C.A.B.S., (Converts to 5.15% on 01/01/15)	A3	4.680(h)	01/01/35	4,000	3,327,160
Tobacco Settlement Fin. Corp., NJ Rev.,
Ser. 1A	Baa3	4.500	06/01/23	3,400	3,181,992
Ser. 1A	Baa3	4.625	06/01/26	5,000	4,388,250
Ser. 1A	Baa3	5.000	06/01/41	4,500	3,227,445

					44,330,701

New Mexico 0.8%
Farmington Poll. Ctrl. Rev., Rfdg., Pub. Svc. NM San Juan, Ser. A (Mandatory put date 06/01/20)	Baa3	5.200	06/01/40	2,150	2,181,196

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New Mexico (cont’d.)
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AAA(b)	5.500%	07/01/35	$1,245	$1,339,832
New Mexico St. Hosp. Equip. Ln. Council Hosp. Rev., Presbyterian Healthcare	Aa3	5.000	08/01/39	1,250	1,277,475

					4,798,503

New York 2.9%
Brookhaven Indl. Dev. Agcy. Civic Facs. Rev., Brooks Mem. Hosp. Med. Ctr., Inc., Ser. A (Prerefunded 11/15/10)(g)	NR	8.250	11/15/30	2,000	2,026,980
Brooklyn Arena Local Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375	07/15/43	1,250	1,357,637
Chautauqua Cnty. Indl. Dev. Agcy. Exempt Fac. Rev., Dunkirk Pwr. Proj.	Baa3	5.875	04/01/42	500	522,930
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec., Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR	9.121(h)	06/01/47	5,000	191,350
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR	10.430(h)	06/01/50	4,000	96,960
Long Island Pwr. Auth. Elec. Sys. Rev.,
Ser. A	A3	6.000	05/01/33	1,500	1,715,655
Ser. A	A3	6.250	04/01/33	500	583,255
New York City Indl. Dev. Agcy., Civic Fac. Rev., Spl. Fac. Rev., American Airlines, JFK Int’l. Arpt.,
A.M.T.	B-(b)	7.125	08/01/11	1,295	1,302,304
A.M.T.	B-(b)	7.500	08/01/16	1,500	1,575,975
A.M.T.	B-(b)	7.750	08/01/31	2,000	2,122,120
Staten Island Univ. Hosp. Proj., Ser. B	Baa3	6.375	07/01/31	945	952,844
Terminal One Group Assn. Proj., A.M.T.	A3	5.500	01/01/24	2,450	2,545,721
New York St. Dorm. Auth., Orange Reg.-Med. Ctr.	Ba1	6.250	12/01/37	1,500	1,529,130
Suffolk Cnty. Indl. Dev. Agcy. Rev., Keyspan, Port Jefferson	Baa1	5.250	06/01/27	1,500	1,510,380

					18,033,241

See Notes to Financial Statements.

Prudential Muni High Income Fund	19

Portfolio of Investments

as of October 31, 2010 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

North Carolina 0.3%
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev., Ser. C	Baa1	6.750%	01/01/24	$1,000	$1,207,070
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge, Proj., Ser. A	NR	6.000	01/01/39	750	752,025

					1,959,095

North Dakota 0.3%
Ward Cnty. Healthcare Facs. Rev., Trinity Oblig. Rfdg., Group B	BBB+(b)	6.250	07/01/21	2,000	2,002,460

Ohio 3.6%
Buckeye Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo,
Ser. A-2	Baa3	5.125	06/01/24	6,215	5,410,530
Ser. A-2	Baa3	5.375	06/01/24	3,000	2,673,390
Ser. A-2	Baa3	5.875	06/01/30	3,500	2,936,360
Ser. A-2	Baa3	5.875	06/01/47	1,000	761,470
Ser. A-2	Baa3	6.500	06/01/47	2,500	2,090,400
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa1	7.500	01/01/30	3,000	3,033,120
Montgomery Cnty. Ohio Rev., Miami Valley Hosp., Ser. A	Aa3	6.250	11/15/39	1,500	1,587,525
Ohio St. Air Quality Dev. Auth. Rev., Poll. FirstEngery Generation,
Ser. A	Baa1	5.700	02/01/14	1,500	1,657,035
Ser. C	Baa1	5.625	06/01/18	500	557,630
Ohio St. Wtr. Dev. Auth. Allied Solid Wste. N.A., Inc., Ser. A, A.M.T.	BBB(b)	5.150	07/15/15	1,250	1,272,950
FirstEnergy Generation, Ser. A (Mandatory put date 06/01/16)	Baa1	5.875	06/01/33	500	557,455

					22,537,865
Oklahoma 0.3%
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty Rev., Montereau, Inc. Proj., Ser. A	NR	7.125	11/01/30	1,000	1,038,990
Tulsa Arpts. Impt. Tr. Gen. Rev.,
Ser. A	A3	5.375	06/01/24	1,000	1,033,780

					2,072,770

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Pennsylvania 5.5%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Hlth Sys.,
Ser. B (Prerefunded 11/15/10)(g)	AAA(b)	9.250%	11/15/15	$770	$787,664
West Penn, Ser. A	B1	5.000	11/15/17	1,975	1,861,733
West Penn, Ser. A	B1	5.000	11/15/28	1,000	793,340
West Penn, Ser. A	B1	5.375	11/15/40	2,000	1,539,600
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj.	Baa1	7.250	07/01/39	1,000	1,145,300
Cumberland Cnty. Mun. Auth. Rev., Asbury. PA Oblig. Grp.	NR	6.125	01/01/45	2,000	1,973,560
Diakon Lutheran	NR	6.375	01/01/39	1,000	1,056,880
Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev., Wesley Affiliated Svcs., Ser. A (Prerefunded 01/01/13)(g)	NR	7.250	01/01/35	2,890	3,328,529
Ser. A (Prerefunded 01/01/13)(g)	NR	7.250	01/01/35	1,110	1,278,431
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR	5.900	07/01/40	1,000	892,690
Northampton Cnty. Gen. Purp. Auth. Hosp. Rev., St. Lukes Hosp. Proj., Ser. A	A3	5.500	08/15/35	1,000	1,018,300
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rfdg., Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Ba1	4.625	12/01/18	4,500	4,287,825
Res. Recov. Rfdg., Sub., Colver Proj., Ser. G, A.M.T.	NR	5.125	12/01/15	1,800	1,719,864
Sew Sludge Disp. Rev., Philadelphia Biosolids	Baa3	6.250	01/01/32	750	809,640
US Airways Grp., Ser. B, Gty. Agmt.	Caa3	8.000	05/01/29	500	515,405
Philadelphia, PA, GO, Ser. B, A.G.C.	Aa3	7.125	07/15/38	1,500	1,727,175
Philadelphia Auth. For Indl. Dev. Rev., Please Touch Museum Proj.	BBB-(b)	5.250	09/01/31	1,500	1,358,805
Philadelphia Gas Wks. Rev., Ser. 9	Baa2	5.250	08/01/40	500	504,290
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev.,
Grad. Hlth. Sys. (original cost $915,255; purchased 01/22/98)(d)(e)(f)	NR	7.000	07/01/15	908	9

See Notes to Financial Statements.

Prudential Muni High Income Fund	21

Portfolio of Investments

as of October 31, 2010 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date		Principal Amount (000)	Value (Note 1)

Pennsylvania (cont’d.)
Grad. Hlth. Sys. (original cost $1,264,342; purchased 01/28/98- 06/23/98)(d)(e)(f)	NR	7.250%	07/01/18		$1,248	$13
Grad. Hlth. Sys., Ser. A (original cost $1,039,576; purchased 01/21/98- 07/06/98)(d)(e)(f)	NR	6.250	07/01/13		1,108	11
Somerset Cnty. Hosp. Auth. Rev.,
GF Somerset Healthcare First Mtge. (original cost $1,106,647; purchased 02/10/97)(d)(f)(j)	NR	4.200	06/01/09	**	1,095	653,606
GF Somerset Healthcare First Mtge. (original cost $8,898,687; purchased 02/10/97)(d)(f)(j)	NR	4.250	06/01/24		8,805	5,236,069
Susquehanna Area Regional Arpt. Auth., A.M.T.	Baa3	6.500	01/01/38		1,500	1,512,375

						34,001,114

Puerto Rico 3.1%
Puerto Rico Comwlth., Rfdg. Pub. Impt., Ser. C, GO	A3	6.000	07/01/39		800	879,296
Puerto Rico Comwlth. Govt. Dev. Bank Sr. Notes., Ser. C, A.M.T.	A3	5.250	01/01/15		2,000	2,129,880
Puerto Rico Comwlth. Hwy. & Transn. Auth. Hwy. Rev., Ser. CC	A2	5.500	07/01/28		2,500	2,709,850
Puerto Rico Pub. Bldg. Auth. Rev., Govt. Facs., Ser. P	A3	6.750	07/01/36		750	841,935
Gtd. Rfdg. Govt. Facs., Ser. M	A3	6.000	07/01/20		2,500	2,818,475
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	A3	5.250	07/01/40		2,000	2,083,000
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Cap. Apprec. Ser. A	A1	6.220(h)	08/01/33		5,000	1,240,600
First Sub., Ser. A	A1	5.500	08/01/42		1,500	1,597,215
First Sub., Ser. A	A1	5.750	08/01/37		1,000	1,085,790
First Sub., Ser. A	A1	6.000	08/01/42		1,500	1,672,710
First Sub., Ser. C	A1	5.250	08/01/41		2,000	2,086,720

						19,145,471

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Rhode Island 0.4%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A	A3	7.000%	05/15/39	$2,000	$2,248,680

South Dakota 0.5%
Educational Enhancement Funding Corp., Tobacco, Ser. B	Baa3	6.500	06/01/32	2,555	2,616,959
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Sanford Hlth.	A1	5.500	11/01/40	625	647,893

					3,264,852

Tennessee 2.3%
Bradley Cnty. Ind. Dev. Brd. Rev.,
Rfdg. Olin Corp. Proj., Ser. C	Ba1	6.625	11/01/17	2,000	2,061,760
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev.,
Mountain States Hlth. Alliance	Baa1	6.000	07/01/38	1,000	1,045,420
Rfdg. First Mtge., Mountain States Hlth., Ser. A, NATL,
E.T.M.(g)	Baa1	6.750	07/01/17	2,000	2,419,400
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Hlth., Ser. A, C.A.B.S.	A-(b)	5.930(h)	01/01/35	1,000	248,310
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev., Group Homes, Inc.	NR	9.500	12/01/19	3,600	3,605,868
Tennessee Energy Acquisition Corp. Gas Rev.,
Ser. C	Baa1	5.000	02/01/18	2,000	2,115,080
Ser. C	Baa1	5.000	02/01/22	1,000	1,033,880
Ser. C	Baa1	5.000	02/01/25	1,500	1,538,415

					14,068,133

Texas 12.5%
Alliance Arpt. Auth. Inc. Tex. Spl. Facs. Rev., American Airlines Inc. Proj., A.M.T.	CCC+(b)	5.750	12/01/29	2,500	2,031,325
Austin Convention Enterprises, Inc., Convention Ctr., Rfdg.,
Second Tier, Ser. B	Ba2	5.750	01/01/24	1,000	978,250
Second Tier, Ser. B	Ba2	5.750	01/01/34	1,000	963,980

See Notes to Financial Statements.

Prudential Muni High Income Fund	23

Portfolio of Investments

as of October 31, 2010 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Texas (cont’d.)
Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC Proj., Ser. D (Mandatory put date
10/01/14)	Ca	5.400%	10/01/29	$1,000	$480,000
TXU Energy Co. LLC, Rfdg., A.M.T.	Ca	5.400	05/01/29	2,000	698,820
TXU Energy Rfdg. Elec. Rmkt., A.M.T.	Ca	8.250	10/01/30	3,000	1,140,000
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt.	Baa2	6.125	04/01/45	2,000	2,049,480
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien	Baa3	5.750	01/01/25	1,000	1,056,820
Clifton Higher Ed. Fin. Corp. Rev.,
Tejano Ctr. Cmnty.	BBB-(b)	9.000	02/15/38	2,000	2,359,040
Uplift Ed., Ser. A	BBB-(b)	6.125	12/01/40	1,000	1,021,430
Dallas-Fort Worth Int’l. Arpt. Fac. Impvt. Corp. Rev., Rfdg.
American Airlines, Inc.	Caa2	6.000	11/01/14	2,000	1,986,020
American Airlines, Inc., A.M.T.	CCC+(b)	5.500	11/01/30	2,000	1,580,240
American Airlines, Inc., A.M.T.	Caa2	6.375	05/01/35	3,000	2,602,470
Decatur Hosp. Auth. Rev.,
Wise Reg. Hlth. Sys., Ser. A	NR	7.125	09/01/34	3,000	3,030,360
Hale Ctr. Edu. Facs. Corp.
Rfdg. & Impt., Wayland Baptist	NR	5.000	03/01/35	1,250	1,224,062
Harris Cnty. Cultural Ed. Fac. Fin. Corp. Rev.,
Methodist Hosp. Sys., Ser. B	AA(b)	5.500	12/01/18	500	581,760
Tex. Childrens Hosp. Proj.	Aa2	5.500	10/01/39	1,000	1,062,960
Harris Cnty. Indl. Dev. Corp. Solid Wste Disp. Rev., Deer Park Refining Proj.	A2	5.000	02/01/23	750	784,928
Houston Hlth. Facs. Dev. Corp. Ret. Fac. Rev., Buckingham Sr. Living Cmnty., Ser. A (Prerefunded 02/15/14)(g)	AAA(b)	7.125	02/15/34	1,250	1,497,588
Katy Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR	6.000	06/01/18	1,600	1,565,632
La Vernia Higher Ed. Fin. Corp. Ed. Rev.,
Kipp Inc., Ser. A	BBB(b)	6.375	08/15/44	1,000	1,057,050
Lamar Cons. Indpt. Sch. Dist.,
Rfdg. Sch. House, GO, P.S.F.G.(k)	Aaa	5.000	02/15/21	1,000	1,117,120
Lower Colorado Riv. Auth. Rev.,
Rfdg. & Impt., Ser. A	A1	7.250	05/15/37	5,000	5,589,750

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Texas (cont’d.)
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bnds.
AEP Texas Proj., Rfdg. Ser. B, Rmkt., A.M.B.A.C., A.M.T.	Baa2	4.550%	05/01/30	$2,000	$1,729,180
Cent. Pwr. & Lt. Co. Proj., Ser. A	Baa2	6.300	11/01/29	1,000	1,105,010
Mission Econ. Dev. Corp. Allied Wste., Inc., Proj. A, A.M.T.	Baa3	5.200	04/01/18	2,000	2,026,160
North Tex. Twy. Auth. Rev.,
First Tier, Ser. A	A2	5.750	01/01/40	3,500	3,712,555
First Tier, Ser. A	A2	6.250	01/01/39	1,500	1,658,295
First Tier, Ser. C	A2	5.250	01/01/44	2,250	2,302,357
Second Tier Rfdg., Ser. F	A3	5.750	01/01/38	2,500	2,634,750
Pharr Higher Ed. Fin. Auth. Ed. Rev., Idea Pub. Sch., Ser. A	BBB(b)	6.500	08/15/39	1,000	1,068,890
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Ca	6.150	08/01/22	1,000	350,000
San Leanna Ed. Facs. Corp. Higher Ed. Rev., Rfdg., Saint Edwards Univ. Proj.	Baa2	4.750	06/01/32	2,750	2,513,802
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp., Hosp. Rev.,
Mirador Proj. Ret. Fac., Temps. 75, Ser. B-1	NR	7.250	11/15/16	1,000	1,016,460
Scott & White Healthcare	A1	5.250	08/15/40	2,500	2,526,500
Stayton At Museum Way Sr. Living Ctr. Proj. Temps. Ser. C-1	NR	7.500	11/15/16	1,000	1,004,260
Texas Mun. Pwr. Agcy. Rev., NATL, E.T.M., C.A.B.S.(g)	A2	1.500(h)	09/01/15	50	46,506
Texas Mun. Gas Acquisition & Supply Corp., Gas Supply Rev., Sr. Lien, Ser. A	A2	5.250	12/15/26	3,900	3,950,661
Sr. Lien, Ser. D	A2	6.250	12/15/26	2,000	2,243,600
Texas Private Activity Surface Transn. Corp., Sr. Lien LBJ Infrastructure	Baa3	7.000	06/30/40	4,670	5,076,197
NTE Mobility Partners	Baa2	6.875	12/31/39	2,000	2,170,280
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.,
Ed. Cosmos Fndtn., Ser. A	BBB(b)	5.375	02/15/37	1,000	982,640
Ed. Cosmos Fndtn., Ser. A	BBB(b)	6.200	02/15/40	1,000	1,054,770
Idea Pub. Sch. Proj., Ser. A, A.C.A.	BBB(b)	5.000	08/15/30	2,000	1,891,660

					77,523,618

See Notes to Financial Statements.

Prudential Muni High Income Fund	25

Portfolio of Investments

as of October 31, 2010 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Utah 0.2%
Riverton Utah Hosp. Rev., IHC Hlth. Svcs., Inc.	Aa1	5.000%	08/15/41	$1,500	$1,559,400

Virgin Islands 0.3%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln. Diageo, Ser. A	Baa3	6.750	10/01/37	750	842,813
Matching Fd. Ln. Note, Sr. Lien, Ser. A	Baa2	5.000	10/01/29	750	756,982

					1,599,795

Virginia 1.5%
Gloucester Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.M.T. (Mandatory put date 05/01/14)	BBB(b)	5.125	09/01/38	2,700	2,898,396
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., A.M.T.	NR	8.000	09/01/26	5,025	5,041,130
Sussex Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T. (Mandatory put date 05/01/14)	BBB(b)	5.125	06/01/28	1,600	1,717,568

					9,657,094

Washington 1.6%
FYI Properties Wash. Lease Rev., Wastington St. Dist. Proj.	AA(b)	5.500	06/01/39	1,000	1,068,050
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev.,
Skagit Valley Hosp.	Baa2	5.375	12/01/22	1,190	1,214,169
Skagit Valley Hosp.	Baa2	5.500	12/01/30	1,250	1,253,775
Skagit Valley Hosp.	Baa2	5.750	12/01/32	1,000	1,011,530
Tobacco Settlement Fin. Corp. Auth. Tobacco Settlement Rev., Asset Bkd.	Baa3	6.500	06/01/26	2,050	2,121,176
Washington St. Healthcare Fac. Auth. Rev.,
Overlake Hosp. Med. Ctr.	A3	5.500	07/01/30	1,115	1,140,935
Seattle Childrens Hosp.	Aa3	5.625	10/01/38	1,250	1,347,587
Swedish Hlth. Svcs., Ser. A	A2	6.500	11/15/33	1,000	1,077,810

					10,235,032

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Wisconsin 0.6%
Milwaukee Redev. Auth. Redev. Rev., Science Ed. Consortium Proj., Ser. A	BBB-(b)	5.750%	08/01/35	$1,500	$1,431,375
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Beaver Dam Cmnty. Hosp., Inc., Ser. A	NR	6.750	08/15/34	1,250	1,262,075
Eastcastle Place, Inc. Proj.	NR	6.125	12/01/34	1,000	882,130

					3,575,580

Wyoming 0.1%
Campbell Cnty. Solid Wste. Facs. Rev.,
Basin Elec. Pwr. Coop., Ser. A	A1	5.750	07/15/39	500	551,605

Total long-term investments (cost $583,846,771)					590,127,720

SHORT-TERM INVESTMENTS 3.8%

California 3.6%
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var. Rfdg., Sub. Lien Santn. Dist., Ser. A, F.R.D.D.(c)	VMIG1	0.280	12/01/36	9,800	9,800,000
Ser. A, F.R.D.D.(c)	VMIG1	0.280	12/01/38	900	900,000
Ser. D, F.R.D.D.(c)	VMIG1	0.280	12/01/39	10,700	10,700,000
Santa Clara Calif. Elec. Rev., Var. Sub., Ser. A, F.R.D.D.(c)	VMIG1	0.280	07/01/34	1,100	1,100,000

					22,500,000

Texas 0.2%
Dallas Tex. Performing Arts Cultural Facs. Corp. Cultural, Var. Dallas Arts Ctr. Fdtn., Ser. B, F.R.D.D.(c)	VMIG1	0.270	09/01/41	1,400	1,400,000

Total short-term investments (cost $23,900,000)					23,900,000

Total Investments 98.9% (cost $607,746,771; Note 5)					614,027,720
Other assets in excess of liabilities(l) 1.1%					6,795,461

Net Assets 100.0%					$620,823,181

See Notes to Financial Statements.

Prudential Muni High Income Fund	27

Portfolio of Investments

as of October 31, 2010 (Unaudited) continued

*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
**	The 2009 bonds remain an outstanding obligation of Somerset. Revised maturity date to be determined.
†	The ratings reflected are as of October 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
(a)	The following abbreviations are used in portfolio descriptions:

144A—Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.C.A.—ACA Financial Guaranty Corporation.

A.G.C.—Assured Guaranty Corporation.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note.

G.N.M.A.—Government National Mortgage Association.

GO—General Obligation.

I.D.B.—Industrial Development Bond.

LLC—Limited Liability Corporation.

NATL—National Public Finance Guaranty Corp.

NR—Not Rated by Moody’s or Standard & Poor’s.

P.C.R.—Pollution Control Revenue.

P.S.F.G.—Permanent School Fund Guaranty.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s rating.
(c)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at October 31, 2010.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents issuer in default of interest payments or principal payments; non-income producing security.
(f)	Indicates a security restricted to resale; the aggregate original cost of such securities is $16,004,637. The aggregate value of $7,137,506 is approximately 1.1% of net assets.
(g)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(h)	Represents zero coupon or step bond. Rate shown reflects the effective yield at October 31, 2010.
(i)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate as of October 31, 2010.
(j)	Represents issuer in default of interest payments; stated rate does not reflect the current yield.
(k)	All or a portion of security is segregated as collateral for financial futures transactions.

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

(l)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at October 31, 2010:

Number of Contracts	Type	Expiration Date	Value at October 31, 2010	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Short Positions:
30	5 Year U.S. Treasury Notes	Dec. 2010	$3,647,344	$3,592,088	$(55,256)
42	U.S. Long Bonds	Dec. 2010	5,499,375	5,654,499	155,124

					$99,868

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities, generally for stocks and mutual funds with daily NAVs

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and amortized cost), generally for foreign stocks priced through vendor modeling tools and debt securities

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$614,027,720	$—
Other Financial Instruments*
Futures Contracts	99,868	—	—

Total	$99,868	$614,027,720	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

Prudential Muni High Income Fund	29

Portfolio of Investments

as of October 31, 2010 (Unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal Bonds
Balance as of 04/30/10	$7,020,011
Realized gain (loss)	(17,210,638)
Change in unrealized appreciation (depreciation)	20,079,987
Purchases	—
Sales	(9,889,360)
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 10/31/10	$—

The industry classification of long-term portfolio holdings, short-term investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2010 was as follows:

Healthcare	26.0%
Corporate Backed I.D.B. & P.C.R.	17.8
Special Tax/Assessment District	10.4
Transportation	8.0
Tobacco	6.6
Education	5.5
Power	5.5
Other	4.1
Short-Term Investments	3.8
Pre-Refunded	3.4
General Obligation	2.9
Lease Backed Certificate of Participation	1.6
Solid Waste/Resource Recovery	1.4
Housing	1.1
Water & Sewer	0.6
Tobacco Appropriated	0.2

98.9
Other assets in excess of liabilities	1.1

Net Assets	100.0%

Industry classification is subject to change.

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect

See Notes to Financial Statements.

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of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker—variation margin	$155,124	*	Due to broker—variation margin	$55,256	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended October 31, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(1,120,848)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$258,887

For the six months ended October 31, 2010, the Fund’s average value at trade date for futures short positions was $8,630,010.

See Notes to Financial Statements.

Prudential Muni High Income Fund	31

Statement of Assets and Liabilities

as of October 31, 2010 (Unaudited)

Assets
Unaffiliated investments, at value (cost $607,746,771)	$614,027,720
Cash	63,846
Interest receivable	11,693,170
Receivable for investments sold	1,983,329
Receivable for Fund shares sold	1,705,738
Prepaid expenses	11,377

Total assets	629,485,180

Liabilities
Payable for investments purchased	5,903,727
Payable for Fund shares reacquired	1,323,980
Dividends payable	872,640
Management fee payable	261,877
Distribution fee payable	184,294
Accrued expenses	57,610
Due to broker—variation margin	38,391
Deferred trustees’ fees	13,730
Affiliated transfer agent fee payable	5,750

Total liabilities	8,661,999

Net assets	$620,823,181

Net assets were comprised of:
Shares of beneficial interest, at par	$630,384
Paid-in capital in excess of par	640,877,329

641,507,713
Undistributed net investment income	2,558,818
Accumulated net realized loss on investments	(29,624,167)
Net unrealized appreciation on investments	6,380,817

Net assets, October 31, 2010	$620,823,181

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($436,274,623 ÷ 44,300,870 shares of beneficial interest issued and outstanding)	$9.85
Maximum sales charge (4% of offering price)	0.41

Maximum offering price to public	$10.26

Class B
Net asset value, offering price and redemption price per share ($38,193,457 ÷ 3,875,939 shares of beneficial interest issued and outstanding)	$9.85

Class C
Net asset value, offering price and redemption price per share ($90,319,618 ÷ 9,166,721 shares of beneficial interest issued and outstanding)	$9.85

Class Z
Net asset value, offering price and redemption price per share ($56,035,483 ÷ 5,694,853 shares of beneficial interest issued and outstanding)	$9.84

See Notes to Financial Statements.

Prudential Muni High Income Fund	33

Statement of Operations

Six Months Ended October 31, 2010 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$17,611,881

Expenses
Management fee	1,461,479
Distribution fee—Class A	526,061
Distribution fee—Class B	87,080
Distribution fee—Class C	342,798
Transfer agent’s fees and expenses (including affiliated expense of $26,900)	127,000
Custodian’s fees and expenses	52,000
Registration fees	43,000
Reports to shareholders	31,000
Audit fee	16,000
Legal fees and expenses	13,000
Trustees’ fees	12,000
Insurance	6,000
Miscellaneous	7,782

Total expenses	2,725,200
Less: Custodian fee credit (Note 1)	(190)

Net expenses	2,725,010

Net investment income	14,886,871

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on:
Investment transactions	(16,820,816)
Financial futures transactions	(1,120,848)

(17,941,664)

Net change in unrealized appreciation (depreciation) on:
Investments	33,978,885
Financial futures contracts	258,887

34,237,772

Net gain on investments	16,296,108

Net Increase In Net Assets Resulting From Operations	$31,182,979

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended October 31, 2010	Year Ended April 30, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$14,886,871	$27,999,713
Net realized gain (loss) on investments	(17,941,664)	83,714
Net change in unrealized appreciation (depreciation) on investments	34,237,772	54,108,679

Net increase in net assets resulting from operations	31,182,979	82,192,106

Dividends from net investment income (Note 1)
Class A	(10,326,604)	(21,010,059)
Class B	(811,642)	(1,545,732)
Class C	(1,762,780)	(2,753,468)
Class Z	(1,219,775)	(1,603,833)

	(14,120,801)	(26,913,092)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	87,264,136	130,805,040
Net asset value of shares issued in reinvestment of dividends	10,843,706	18,803,399
Cost of shares reacquired	(42,226,104)	(79,106,753)

Net increase in net assets from Fund share transactions	55,881,738	70,501,686

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	4,034

Total increase	72,943,916	125,784,734

Net Assets:
Beginning of period	547,879,265	422,094,531

End of period(a)	$620,823,181	$547,879,265

(a) Includes undistributed net investment income of:	$2,558,818	$1,792,748

See Notes to Financial Statements.

Prudential Muni High Income Fund	35

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 4 — Prudential Muni High Income Fund (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and currently consists of one series: the Prudential Muni High Income Fund.

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific state, region or industry.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the normal close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’

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approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuers, of which the Fund may bear the cost of such registration. Restricted securities, are valued pursuant to the valuation procedures noted above.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest

Prudential Muni High Income Fund	37

Notes to Financial Statements

(Unaudited) continued

rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial Futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures, there is a minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Futures contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund invests in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. In accordance with FAS Statement No. 140, the Fund accounts for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.” Interest expense related to the Fund’s

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liability in connection with the floating rate notes held by third parties is recorded as incurred. The interest expense is under the caption “interest expenses and fees related to inverse floaters” in the Fund’s “Statement of Operations” and is also included in the Fund’s expense ratio. For the six months ended October 31, 2010, the Fund did not enter into any Tender Option Bond Transactions.

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

The Fund’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis as an adjustment to interest income.

Net investment income or loss (other than distribution fees, which are charged directly to the respective Class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which

Prudential Muni High Income Fund	39

Notes to Financial Statements

(Unaudited) continued

are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Federal Income Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested cash earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers for the Fund, occupancy and certain clerical and bookkeeping cost of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets of up to $1 billion and ..45% of the average daily net assets in excess of $1 billion. The effective management fee rate was .50% for the six months ended October 31, 2010.

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The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, .50% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares. Through August 31, 2010, PIMS had contractually agreed to limit such fees to .75% of the average daily net assets of Class C shares.

PIMS has advised the Fund that it received $285,263 for Class A shares in front-end sales charges during the six months ended October 31, 2010. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended October 31, 2010, it received $10,974, $25,260 and $7,745 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and C shareholders, respectively.

PI, PIM and PIMS are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended October 31, 2010, were $95,099,573 and $55,465,904, respectively.

Prudential Muni High Income Fund	41

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of October 31, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$605,396,951	$33,512,063	$(24,881,294)	$8,630,769

The difference between book and tax basis were primarily due to the difference between financial and tax reporting with respect to accretion of market discount and other adjustments as of April 30, 2010.

For federal income tax purposes, the Fund has a capital loss carryforward as of April 30, 2010 of approximately $15,521,000 of which $4,457,000 expires in 2011 and $11,064,000 expires in 2014. During the fiscal year ended April 30, 2010, the Fund utilized approximately of $60,000 of its capital loss carryforward to offset net realized taxable gains. As of April 30, 2010, approximately $13,452,000 of the capital loss carryforward was written-off due to expiration. Accordingly, no capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. It is uncertain if the Fund will be able to realize the full benefit of the remaining carryforwards prior to the expiration date.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of October 31, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker dealers affiliated with Prudential.

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Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

For the year ended April 30, 2010, the Fund received $4,034 related to an affiliate’s settlement of regulatory proceedings involving allegations of improper trading. This amount is presented in the Fund’s Statement of Changes in Net Assets. The Fund was not involved in the proceedings or the calculation of the payment.

The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended October 31, 2010:
Shares sold	3,835,577	$37,211,415
Shares issued in reinvestment of dividends	846,568	8,204,679
Shares reacquired	(2,711,720)	(26,246,426)

Net increase (decrease) in shares outstanding before conversion	1,970,425	19,169,668
Shares issued upon conversion from Class B	105,625	1,018,839

Net increase (decrease) in shares outstanding	2,076,050	$20,188,507

Year ended April 30, 2010:
Shares sold	5,762,593	$53,124,764
Shares issued in reinvestment of dividends	1,621,407	14,964,843
Shares reacquired	(5,546,346)	(51,289,337)

Net increase (decrease) in shares outstanding before conversion	1,837,654	16,800,270
Shares issued upon conversion from Class B	435,876	3,931,349

Net increase (decrease) in shares outstanding	2,273,530	$20,731,619

Prudential Muni High Income Fund	43

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended October 31, 2010:
Shares sold	902,357	$8,758,107
Shares issued in reinvestment of dividends	69,060	670,058
Shares reacquired	(358,513)	(3,462,918)

Net increase (decrease) in shares outstanding before conversion	612,904	5,965,247
Shares reacquired upon conversion into Class A	(105,400)	(1,018,839)

Net increase (decrease) in shares outstanding	507,504	$4,946,408

Year ended April 30, 2010:
Shares sold	1,407,631	$12,981,323
Shares issued in reinvestment of dividends	119,577	1,105,161
Shares reacquired	(756,056)	(7,031,110)

Net increase (decrease) in shares outstanding before conversion	771,152	7,055,374
Shares reacquired upon conversion into Class A	(434,877)	(3,931,349)

Net increase (decrease) in shares outstanding	336,275	$3,124,025

Class C
Six months ended October 31, 2010:
Shares sold	2,183,240	$21,164,031
Shares issued in reinvestment of dividends	118,661	1,151,316
Shares reacquired	(718,699)	(6,967,579)

Net increase (decrease) in shares outstanding	1,583,202	$15,347,768

Year ended April 30, 2010:
Shares sold	4,157,626	$38,342,141
Shares issued in reinvestment of dividends	184,541	1,706,572
Shares reacquired	(1,042,814)	(9,681,458)

Net increase (decrease) in shares outstanding	3,299,353	$30,367,255

Class Z
Six months ended October 31, 2010:
Shares sold	2,079,838	$20,130,583
Shares issued in reinvestment of dividends	84,316	817,653
Shares reacquired	(572,060)	(5,549,181)

Net increase (decrease) in shares outstanding	1,592,094	$15,399,055

Year ended April 30, 2010:
Shares sold	2,859,554	$26,356,812
Shares issued in reinvestment of dividends	111,469	1,026,823
Shares reacquired	(1,201,928)	(11,104,848)

Net increase (decrease) in shares outstanding	1,769,095	$16,278,787

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Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .15% of the unused portion of the renewed SCA. The expiration date of the SCA has been extended from October 20, 2010 through December 17, 2010 under the same terms. Effective December 17, 2010 the Fund, along with the Funds entered into a new Syndicated Credit Agreement (“New SCA”) with a group of banks. The New SCA provides for a commitment of $750 million. The Funds will pay an annualized commitment fee of 0.10% of the unused portion of the New SCA. The expiration date of the New SCA is December 16, 2011. Interest on any borrowings under the New SCA will be incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended October 31, 2010.

Note 8. Notice of Dividends to Shareholders

In addition to the monthly dividends paid by the Fund, the Fund declared ordinary income dividends on November 18, 2010 to shareholders of record on November 18, 2010. The ex-dividend date was November 19, 2010. The per share amounts declared were as follows:

Ordinary Income
Class A	$0.002755
Class B	$0.002755
Class C	$0.002755
Class Z	$0.002755

Note 9. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Prudential Muni High Income Fund	45

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended October 31,		Year Ended April 30,
	2010		2010		2009(c)		2008	2007(c)		2006(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.56		$8.51		$9.82		$10.53	$10.32		$10.33
Income (loss) from investment operations:
Net investment income	.25		.53		.54		.50	.53		.53
Net realized and unrealized gain (loss) on investment transactions	.28		1.03		(1.33)		(.72)	.18		(.05)
Total from investment operations	.53		1.56		(.79)		(.22)	.71		.48
Less Dividends:
Dividends from net investment income	(.24)		(.51)		(.52)		(.49)	(.50)		(.49)
Capital Contributions	-		-	(f)	-		-	-		-
Net asset value, end of period	$9.85		$9.56		$8.51		$9.82	$10.53		$10.32
Total Return(a):	5.58%		18.75%		(8.08)%		(2.11)%	6.94%		4.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$436,275		$403,864		$339,959		$388,838	$444,751		$451,785
Average net assets (000)	$417,418		$378,340		$354,290		$411,884	$451,239		$458,445
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.86%	(g)	.87%		.87%	(d)	.87% (d)	.89%	(d)	.87%
Expenses, excluding distribution and service (12b-1) fees	.61%	(g)	.62%		.62%	(d)	.62% (d)	.64%	(d)	.62%
Net investment income	5.17%	(g)	5.77%		6.00%		4.96%	5.00%		5.14%
For Class A, B, C and Z shares:
Portfolio turnover rate	10%	(e)(h)	26%	(e)	23%	(e)	41%	33%		32%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(c) Calculated based on average shares outstanding during the period.

(d) The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is .85% and .60% for the year ended April 30, 2009, .84% and .59% for the year ended April 30, 2008 and .85% and .60% for the year ended April 30, 2007, respectively.

(e) The portfolio turnover rate including variable rate demand notes was 19% for the six months ended October 31, 2010, 51% for the year ended April 30, 2010 and 50% for the year ended April 30, 2009.

(f) Less than $.005 per share.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Class B Shares
	Six Months Ended October 31,		Year Ended April 30,
	2010		2010		2009(b)	2008	2007(b)		2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.57		$8.52		$9.82	$10.53	$10.33		$10.34
Income (loss) from investment operations:
Net investment income	.23		.50		.51	.49	.50		.51
Net realized and unrealized gain (loss) on investment transactions	.28		1.04		(1.31)	(.73)	.18		(.06)
Total from investment operations	.51		1.54		(.80)	(.24)	.68		.45
Less Dividends:
Dividends from net investment income	(.23)		(.49)		(.50)	(.47)	(.48)		(.46)
Capital Contributions	-		-	(d)	-	-	-		-
Net asset value, end of period	$9.85		$9.57		$8.52	$9.82	$10.53		$10.33
Total Return(a):	5.34%		18.45%		(8.19)%	(2.35)%	6.67%		4.48%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,193		$32,238		$25,820	$42,119	$58,278		$85,179
Average net assets (000)	$34,548		$29,152		$33,111	$50,205	$70,145		$112,213
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.11%	(e)	1.12%		1.12% (c)	1.12% (c)	1.14%	(c)	1.12%
Expenses, excluding distribution and service (12b-1) fees	.61%	(e)	.62%		.62% (c)	.62% (c)	.64%	(c)	.62%
Net investment income	4.92%	(e)	5.52%		5.66%	4.70%	4.74%		4.90%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is 1.10% and .60% for the year ended April 30, 2009, 1.09% and .59% for the year ended April 30, 2008 and 1.10% and .60% for the year ended April 30, 2007, respectively.

(d) Less than $.005 per share.

(e) Annualized.

See Notes to Financial Statements.

Prudential Muni High Income Fund	47

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended October 31,		Year Ended April 30,
	2010		2010		2009(c)	2008	2007(c)		2006(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.57		$8.51		$9.82	$10.53	$10.33		$10.34
Income (loss) from investment operations:
Net investment income	.22		.48		.50	.45	.47		.48
Net realized and unrealized gain (loss) on investment transactions	.27		1.05		(1.33)	(.72)	.18		(.05)
Total from investment operations	.49		1.53		(.83)	(.27)	.65		.43
Less Dividends:
Dividends from net investment income	(.21)		(.47)		(.48)	(.44)	(.45)		(.44)
Capital Contributions	-		-	(e)	-	-	-		-
Net asset value, end of period	$9.85		$9.57		$8.51	$9.82	$10.53		$10.33
Total Return(a):	5.17%		18.33%		(8.51)%	(2.59)%	6.41%		4.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$90,320		$72,570		$36,474	$27,097	$30,256		$26,611
Average net assets (000)	$80,970		$54,768		$30,512	$28,247	$28,519		$25,219
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.45%	(f)	1.37%		1.37% (d)	1.37% (d)	1.39%	(d)	1.37%
Expenses, excluding distribution and service (12b-1) fees	.61%	(f)	.62%		.62% (d)	.62% (d)	.64%	(d)	.62%
Net investment income	4.58%	(f)	5.25%		5.61%	4.46%	4.50%		4.64%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through August 31, 2010.

(c) Calculated based on average shares outstanding during the period.

(d) The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is 1.35% and .60% for the year ended April 30, 2009, 1.34% and .59% for the year ended April 30, 2008 and 1.35% and .60% for the year ended April 30, 2007, respectively.

(e) Less than $.005 per share.

(f) Annualized.

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended October 31,		Year Ended April 30,
	2010		2010		2009(b)	2008	2007(b)		2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.56		$8.50		$9.81	$10.52	$10.31		$10.32
Income (loss) from investment operations:
Net investment income	.26		.55		.57	.53	.55		.56
Net realized and unrealized gain (loss) on investment transactions	.27		1.05		(1.33)	(.72)	.19		(.06)
Total from investment operations	.53		1.60		(.76)	(.19)	.74		.50
Less Dividends:
Dividends from net investment income	(.25)		(.54)		(.55)	(.52)	(.53)		(.51)
Capital Contributions	-		-	(d)	-	-	-		-
Net asset value, end of period	$9.84		$9.56		$8.50	$9.81	$10.52		$10.31
Total Return(a):	5.61%		19.22%		(7.81)%	(1.86)%	7.21%		5.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56,035		$39,207		$19,842	$10,037	$9,878		$8,547
Average net assets (000)	$46,890		$27,751		$12,544	$9,246	$9,335		$10,650
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.61%	(e)	.62%		.62% (c)	.62% (c)	.64%	(c)	.62%
Expenses, excluding distribution and service (12b-1) fees	.61%	(e)	.62%		.62% (c)	.62% (c)	.64%	(c)	.62%
Net investment income	5.42%	(e)	6.00%		6.50%	5.22%	5.25%		5.39%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is .60% and .60% for the year ended April 30, 2009, .59% and .59% for the year ended April 30, 2008 and .60% and .60% for the year ended April 30, 2007, respectively.

(d) Less than $.005 per share.

(e) Annualized.

See Notes to Financial Statements.

Prudential Muni High Income Fund	49

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of the Prudential Muni High Income Fund (the “Fund”)1 consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 21-23, 2010 and approved the renewal of the agreements through July 31, 2011, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five-, and 10-year periods ending December 31, 2009, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees,

[1]	The Prudential Muni High Income Fund is the sole series of Prudential Investment Portfolios 4.

Prudential Muni High Income Fund

Approval of Advisory Agreements (continued)

and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 21-23, 2010.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior

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management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper High Yield Municipal Debt Funds Performance Universe) was in the second quartile over the three-, five-, and 10-year periods, and in the fourth quartile over the one-year period. The Board also noted that the Fund outperformed or performed competitively against its benchmark index over all periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, waivers or expense caps) and total expenses both ranked in the Expense Group’s second quartile. The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Prudential Muni High Income Fund

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to the reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Muni High Income Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Muni High Income Fund
Share Class	A	B	C	Z
NASDAQ	PRHAX	PMHYX	PHICX	PHIZX
CUSIP	74440M104	74440M203	74440M302	74440M401

MF133E2    0192572-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 4

By:	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date:	December 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date:	December 21, 2010

By:	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	December 21, 2010